OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2018
Deferred Costs, Noncurrent [Abstract]
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

at December 31	2018	2017
(millions of Canadian $)

Employee post-retirement benefits (Note 23)	569	389
Asset retirement obligations	90	98
Fair value of derivative contracts (Note 24)	42	72
Guarantees (Note 27)	12	16
Other	295	152
	1,008	727